Shareholder Report, Holdings (Details) - C000014297	Jun. 30, 2024
FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	8.20%
FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.50%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.40%
FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.30%
FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_BD2N0P904
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	2.60%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%